Average Annual Total Returns		12 Months Ended	42 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 NTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 NTR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.01%	19.09%
AOT Growth and Innovation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.20%	25.79%
Performance Inception Date	Jun. 28, 2022
AOT Growth and Innovation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.20%	25.79%
AOT Growth and Innovation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.92%	20.84%